Share capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

23. Share capital

(a) Preference shares:

Authorized: Unlimited preference shares without par value.

Issued and fully paid: Nil.

(b) Common shares:

Authorized: Unlimited common shares without par value.

Issued and fully paid:

	Year ended December 31, 2020		Year ended Dec. 31, 2019
	Common shares	Amount	Common shares	Amount
Beginning and end of year	261,272,151	$1,777,340	261,272,151	$1,777,340

During the year ended December 31, 2020, the Company declared two semi-annual dividends of C$0.01 per share each. The Company paid $1,804 and $1,979 in dividends on March 27, 2020 and September 25, 2020 to shareholders of record as of March 10, 2020 and September 4, 2020.

During the year ended December 31, 2019, the Company paid $1,955 and $1,972 in dividends on March 29, 2019 and September 27, 2019 to shareholders of record as of March 8, 2019 and September 6, 2019.

The Company declared a semi-annual dividend of C$0.01 per share on February 18, 2021. The dividend will be paid on March 26, 2021 to shareholders of record as of March 9, 2021 and is expected to total C$2,613.